Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Segmental analysis
Assets	£ 730,778	£ 707,985
Liabilities	688,802	668,607
Retail Banking
Segmental analysis
Assets	238,616	232,835
Liabilities	200,513	198,795
Private Banking & Wealth Management
Segmental analysis
Assets	29,077	28,593
Liabilities	41,604	42,603
Commercial & Institutional
Segmental analysis
Assets	414,911	398,750
Liabilities	381,220	367,342
Central items & other
Segmental analysis
Assets	48,174	47,807
Liabilities	£ 65,465	£ 59,867